Adjusting Items Included In Profit From Operations - Summary of Assets Classified as Held-for-sale (Details) - Classified as Held for Sale £ in Millions	6 Months Ended
Jun. 30, 2022 GBP (£)
Profit from Operations [Line Items]
Total assets held-for-sale	£ 554
Russia
Profit from Operations [Line Items]
Total assets held-for-sale	1,482
Impairment of non-current assets held-for-sale - Russia	(387)
Assets available for sale	1,095
Excess impairment beyond non-current assets held-for-sale - Russia	£ (541)